Related party balances and transactions (Details)	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Related party balances and transactions
Loan from related parties			¥ 285,467,540	¥ 325,427,200
Loan repayment to related parties			392,113,384	331,216,528
Loan provided to related parties			217,000,000
Jiangxi Ruijing
Related party balances and transactions
Guarantee provided over the worth of loans	$ 193,949,971	¥ 1,333,503,026
Guarantee fees received from borrowers	3,187,957	21,918,796
Remittance to related party as a security deposit	$ 2,908,879	¥ 20,000,000
Mr. Tang Yue (Founder and CEO)
Related party balances and transactions
Loan from related parties			285,500,000	325,427,200
Loan repayment to related parties				331,216,528
Amounts due to related party				¥ 106,645,844
Zijinzhonghao (Zhejiang) Investment Co., Ltd.
Related party balances and transactions
Loan provided to related parties			¥ 217,000,000